UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/11

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2011 (Unaudited)

Common Stocks--89.3%	Shares	Value ($)
Australia--3.7%
AMP	32,194	171,644
QBE Insurance Group	14,081	245,568
WorleyParsons	7,048	194,205
		611,417
Brazil--2.9%
Cia de Saneamento de Minas Gerais	13,500	221,497
Tele Norte Leste Participacoes, ADR	10,597	167,645
Transmissora Alianca de Energia Eletrica	5,499	102,264
		491,406
France--3.1%
Suez Environnement	8,234	170,062
Total	5,923	346,396
		516,458
Germany--6.6%
Bayer	6,726	495,992
Deutsche Post	9,411	172,531
Deutsche Telekom	32,800	437,315
		1,105,838
Hong Kong--5.4%
China Mobile	13,000	127,722
Hopewell Highway Infrastructure	285,321	224,695
HSBC Holdings	20,000	217,401
Link REIT	106,500	333,980
		903,798
Japan--1.0%
Mitsubishi	6,000	167,032
Netherlands--4.3%
Reed Elsevier	12,688	165,240
Royal Dutch Shell, Cl. A	6,963	245,723
Unilever	10,467	309,619
		720,582

Norway--3.9%
DnB NOR	23,901	329,004
Statoil	13,508	327,912
		656,916
Poland--1.7%
Telekomunikacja Polska	47,155	275,919
Singapore--6.6%
DBS Group Holdings	26,500	311,131
Mapletree Logistics Trust	240,030	175,430
Parkway Life Real Estate Investment Trust	107,000	149,715
Singapore Technologies Engineering	129,000	326,710
Straits Asia Resources	74,000	150,395
		1,113,381
South Africa--3.5%
Gold Fields	18,371	288,325
MTN Group	17,797	304,465
		592,790
Switzerland--6.1%
Novartis	4,350	242,153
Roche Holding	2,837	431,561
Zurich Financial Services	1,251	341,772
		1,015,486
Taiwan--3.1%
HTC	5,069	170,913
Taiwan Semiconductor Manufacturing	134,421	353,234
		524,147
Thailand--2.0%
Advanced Info Service	129,000	333,949
United Kingdom--13.9%
Aberdeen Asset Management	41,610	148,302
BAE Systems	29,167	159,786
BP	27,646	214,714
Cable & Wireless Communications	204,979	151,827
Centrica	30,000	153,729
GlaxoSmithKline	17,282	312,404
ICAP	21,555	185,242
Scottish & Southern Energy	16,802	311,936

Vodafone Group				186,730	524,494
Willis Group Holdings				4,432	166,555
					2,328,989
United States--21.5%
Annaly Capital Management				18,298b	326,253
AT&T				11,428	314,499
Clorox				2,796	175,840
Coca-Cola				2,680	168,438
ConocoPhillips				3,838	274,263
Eli Lilly & Co.				6,796	236,297
Merck & Co.				9,638	319,692
PDL BioPharma				17,300	85,462
Pfizer				18,008	328,106
Philip Morris International				7,273	416,306
Procter & Gamble				2,679	169,125
Reynolds American				22,722	722,787
Transocean				782a	62,505
					3,599,573
Total Common Stocks
(cost $13,531,491)					14,957,681
		Coupon	Maturity	Principal
Bonds And Notes--3.4%		Rate (%)	Date	Amount ($) c	Value ($)
Germany--1.4%
Fresenius Finance Jersey,
Sr. Unscd. Bonds, Ser. FME	EUR	5.63	8/14/11	150,000	240,286
United Kingdom--2.0%
Standard Chartered,
Jr. Sub. Notes		8.13	11/27/13	310,000	329,375
Total Bonds And Notes
(cost $553,130)					569,661

Other Investment--5.7%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $953,000)				953,000[d]	953,000

Total Investments (cost $15,037,621)				98.4%	16,480,342

Cash and Receivables (Net)	1.6%	274,515
Net Assets	100.0%	16,755,029

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
d	Investment in affiliated money market mutual fund.

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $15,037,621.

Net unrealized appreciation on investments was $1,442,807 of which $1,589,648 related to appreciated investment securities and $146,841 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.5
Telecommunications	15.0
Health Care	13.1
Consumer Goods	11.7
Oil & Gas	9.9
Industrial	7.0
Money Market Investment	5.7
Utilities	5.7
Materials	4.7
Technology	3.1
Consumer Services	1.0
98.4

† Based on net assets.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 2/1/2011	26,637	26,440	26,545	105
Australian Dollar,
Expiring 2/2/2011	28,565	28,368	28,467	99
Australian Dollar,
Expiring 2/3/2011	18,123	18,032	18,061	29
Hong Kong Dollar,
Expiring 2/1/2011	386,892	49,668	49,623	(45)
Singapore Dollar,
Expiring 2/2/2011	18,478	14,445	14,444	(1)

Sales:		Proceeds($)
Austrailian Dollar,
Expiring 7/15/2011	369,000	359,535	360,163	(628)
Brazilian Real,
Expiring 6/15/2011	681,000	387,592	395,447	(7,855)
British Pound,
Expiring 2/2/2011	747	1,186	1,196	(10)
British Pound,
Expiring 2/15/2011	196,000	311,208	313,929	(2,721)
Euro,
Expiring 2/15/2011	264,000	348,042	361,380	(13,338)
Euro,
Expiring 2/15/2011	246,000	325,965	336,741	(10,776)
South African Rand,
Expiring 6/15/2011	1,882,000	264,240	256,480	7,760

Gross Unrealized Appreciation				7,993
Gross Unrealized Depreciation				(35,374)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds+	-	569,661	-	569,661
Equity Securities - Domestic+	3,599,573	-	-	3,599,573
Equity Securities - Foreign+	11,358,108	-	-	11,358,108
Mutual Funds	953,000	-	-	953,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	7,993	-	7,993
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(35,374)	-	(35,374)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.  Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.  When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2011 (Unaudited)
		Coupon	Maturity	Principal
Bonds And Notes--94.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--1.4%
Australian Government,
Sr. Unscd. Bonds, Ser. 124	AUD	5.75	5/15/21	1,030,000		1,045,094
Queensland Treasury,
Gov't. Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		9,897,526
						10,942,620
Belgium--.1%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	260,000	[b]	345,586
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		283,999
						629,585
Brazil--1.4%
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	13,350,000		7,905,928
Vale Overseas,
Gtd. Notes		4.63	9/15/20	3,600,000	[c]	3,550,730
						11,456,658
Canada--5.1%
Bombardier,
Sr. Notes		7.75	3/15/20	2,465,000	[b]	2,711,500
Canadian Government,
Note	CAD	1.00	9/1/11	7,900,000		7,883,985
Canadian Government,
Bonds	CAD	4.00	6/1/16	12,835,000		13,699,297
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	6,975,000		10,654,228
Canadian National Railway,
Sr. Unscd. Notes		5.55	3/1/19	280,000	[c]	316,189
Nexen,
Sr. Unscd. Notes		7.50	7/30/39	1,900,000		2,053,815
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	2,610,000		3,397,975

						40,716,989
Cayman Islands--.4%
UPCB Finance II,
Sr. Scd. Notes	EUR	6.38	7/1/20	2,200,000	[b]	2,995,564

Chile--.5%
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	1,718,000,000		3,608,963

Colombia--2.1%
Colombian Government,
Bonds, Ser. B	COP	11.00	5/18/11	14,415,080,626	[b,d]	7,892,282
Columbian Government,				b,d
Bonds, Ser. B	COP	11.00	5/18/11	15,939,165,701		8,726,721
						16,619,003
Denmark--.5%
NYKREDIT,
Sub. Notes	EUR	9.00	11/29/49	2,900,000	[e]	4,268,326

Foreign Governmental--.1%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		489,009

France--1.0%
BNP Paribas Capital Trust VI,
Gtd. Secs.	EUR	5.87	1/29/49	1,550,000	[e]	2,111,572
Crown Euro Holdings,
Sr. Notes	EUR	7.13	8/15/18	950,000	[b]	1,381,986
Societe Generale,
Sr. Unscd. Notes	EUR	5.25	3/28/13	1,400,000		2,020,861
Societe Generale,
Jr. Sub. Bonds	EUR	4.20	1/29/49	1,840,000	[e]	2,135,053
						7,649,472
Germany--2.4%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,810,050
BMW Finance,
Gtd. Notes	EUR	5.25	2/4/11	350,000		479,253
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000		522,300

Bundesrepublik Deutschland,
Bonds, Ser. 08	EUR	4.75	7/4/40	880,000		1,451,030
Daimler International Finance,
Gtd. Notes	EUR	5.88	9/8/11	350,000		490,681
Daimler International Finance,
Gtd. Notes, Ser. 6	EUR	6.88	6/10/11	345,000		480,836
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	2,100,000		3,036,786
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000		843,044
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000		938,471
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	440,000	[b]	629,762
Heidelbergcement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	1,350,000		1,940,771
Heidelbergcement Finance,
Gtd. Notes	EUR	8.50	10/31/19	3,845,000		5,882,948
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		37,909
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	550,000		890,165
						19,434,006
Hong Kong--.5%
Asian Development Bank,
Sr. Unscd. Notes, Ser. HK	CNY	2.85	10/21/20	25,000,000		3,823,675

Italy--13.2%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	1,345,000	[b]	1,419,942
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	[b]	1,925,691
Italian Treasury,
Bonds	EUR	3.50	6/1/14	9,600,000		13,212,506
Italian Treasury,
Bonds	EUR	3.75	8/1/15	37,755,000		51,901,158
Italian Treasury,
Bonds	EUR	4.00	9/1/20	9,685,000		12,672,064
Italian Treasury,
Bonds	EUR	4.25	3/1/20	13,220,000		17,707,538

Italian Treasury,
Bonds	EUR	5.00	9/1/40	2,960,000		3,812,770
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000		2,276,912
						104,928,581
Jamaica--.2%
Digicel,
Sr. Notes		8.25	9/1/17	1,100,000	[b]	1,150,875

Japan--13.7%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		394,625
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		301,688
Japan Finance Organization for Municipalities,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000		137,830
Japan Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	2,659,300,000		34,472,019
Japan Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	3,599,850,000		41,180,521
Japan Government,
Sr. Unscd. Bonds, Ser. 303	JPY	1.40	9/20/19	2,395,350,000		29,931,106
Japan Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000		2,543,177
						108,960,966
Kazakhstan--.2%
Kazakhstan Temir Zholy,
Gtd. Notes		6.38	10/6/20	1,600,000	[b]	1,684,000

Luxembourg--1.0%
Arcelormittal,
Sr. Unscd. Notes		3.75	8/5/15	1,800,000		1,823,103
Arcelormittal,
Sr. Unsub. Notes	EUR	4.63	11/17/17	2,580,000		3,497,790
Cirsa Funding,
Gtd. Notes	EUR	8.75	5/15/18	1,740,000	[b]	2,421,034
						7,741,927
Malaysia--.6%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000		5,040,849

Mexico--1.2%
America Movil Sab de CV,
Gtd. Notes		5.00	3/30/20	1,755,000		1,828,942
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	89,300,000		7,850,096
						9,679,038
Netherlands--3.1%
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000		1,339,021
Netherlands Government,
Bonds	EUR	4.00	7/15/18	2,095,000		3,045,753
Netherlands Government,
Bonds	EUR	4.00	1/15/37	13,110,000		18,819,235
Storm,
Ser. 2005, Cl. A	EUR	1.18	5/26/47	1,036,653	[e]	1,402,380
						24,606,389
Norway--.6%
DNB NOR Bank,
Jr. Sub. Notes	EUR	7.07	11/29/49	1,450,000	[e]	2,074,605
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	1,950,000		2,674,873
						4,749,478
Peru--1.0%
Republic of Peru,
Sr. Unscd. Notes	PEN	7.84	8/12/20	19,905,000	[b]	8,203,447

Philippines--.8%
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		501,453
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000		6,000,073
						6,501,526
Poland--1.4%
Poland Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	32,255,000		11,293,322

South Africa--.2%
Edcon Proprietary,
Sr. Scd. Notes	EUR	4.28	6/15/14	1,500,000	[b,e]	1,802,144

South Korea--.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000		143,490

Spain--3.3%
BBVA Senior Finance,
Bank Gtd. Notes	EUR	3.88	8/6/15	3,100,000		4,020,514
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	700,000		999,039
Repsol International Finance,
Gtd. Notes	EUR	6.50	3/27/14	2,200,000		3,272,680
Santander International,
Bank Gtd. Notes	EUR	3.50	3/10/15	3,150,000		4,099,481
Spanish Government,
Sr. Unsub. Bonds	EUR	4.70	7/30/41	2,605,000		2,961,592
Spanish Government,
Sr. Unsub. Bonds	EUR	4.00	4/30/20	6,845,000		8,615,639
Telefonica Emisiones,
Gtd. Notes	EUR	5.43	2/3/14	1,750,000		2,508,920
						26,477,865
Sweden--3.0%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	6,930,000	[b]	6,958,593
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,081,959
Svenska Handelsbanken,
Jr. Sub. Notes	GBP	5.38	9/29/49	1,350,000	[e]	2,188,623
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	23,770,000		3,937,746
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000		84,719
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	34,300,000		5,283,401
						23,535,041
Switzerland--.8%
Credit Suisse New York,
Sr. Notes		1.26	1/14/14	2,790,000	[e]	2,805,334
Holcim Capital,
Gtd. Notes		6.88	9/29/39	290,000	[b]	285,506

Holcim US Finance,
Gtd. Notes		6.00	12/30/19	2,920,000	[b]	3,060,315
						6,151,155
United Kingdom--13.6%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.55	5/17/60	2,600,000	[b,e]	3,569,139
Arkle Master Issuer,
Ser. 2006-2A, Cl. 3A1		0.37	2/17/52	4,050,000	[b,e]	4,048,092
Arran Residential Mortgages Funding,
Ser. 2006-1A, Cl. A2B		0.37	4/12/56	4,951,412	[b,e]	4,930,829
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	1,510,000	[e]	1,364,495
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	670,000	[e]	756,798
BAT International Finance,
Gtd. Notes	GBP	6.38	12/12/19	1,120,000		1,992,663
Diageo Capital,
Gtd. Notes	EUR	5.50	7/1/13	345,000		504,717
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	3,400,000		4,835,729
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.38	7/15/21	3,610,000	[e]	3,589,531
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.70	10/15/54	3,825,000	[b,e]	3,830,290
HSBC Capital Funding,
Gtd. Bonds	EUR	5.37	10/29/49	3,200,000	[e]	4,282,702
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	3,350,000		4,535,054
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	6.38	6/17/16	2,405,000		3,490,503
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	260,000	[c]	298,481
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000		1,914,875
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	2,105,000		2,792,389
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	4,750,000		4,593,184
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/15	1,745,000		2,320,658
Royal Bank of Scotland,

Sr. Unscd. Notes	EUR	5.75	5/21/14	1,385,000		1,959,948
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/36	5,800,000		9,002,078
United Kingdom Gilt,
Bonds	GBP	2.25	3/7/14	8,275,000		13,432,798
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	19,620,000		30,499,156
						108,544,109
United States--21.1%
AES,
Sr. Unscd. Notes		7.75	10/15/15	1,190,000		1,297,100
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	1,925,000		1,940,872
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	2,300,000		3,055,447
Anadarko Petroleum,
Unscd. Notes		6.20	3/15/40	1,115,000	[c]	1,065,138
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	2,800,000		3,097,021
Aramark,
Gtd. Notes		8.50	2/1/15	3,000,000		3,142,500
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	2,500,000		2,344,228
Autozone,
Sr. Unscd. Notes		5.75	1/15/15	1,090,000		1,205,390
Bank of America,
Sr. Unscd. Notes		4.90	5/1/13	575,000	[c]	606,797
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	2,275,000		2,343,873
Bank of America,
Sr. Unscd. Notes	EUR	7.00	6/15/16	1,650,000		2,468,340
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T26, Cl. A4		5.47	1/12/45	375,000	[e]	403,497
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-T22, Cl. A4		5.51	4/12/38	1,535,000	[e]	1,677,393
Bear Stearns Commercial Mortgage Securities,
Ser. 2007-T28, Cl. A4		5.74	9/11/42	4,785,000	[e]	5,199,543
Cargill,
Sr. Unscd. Notes	EUR	4.38	4/29/13	950,000		1,355,570
CCO Holdings,

Gtd. Notes		7.00	1/15/19	4,905,000[c]	4,966,313
Chesapeake Energy,
Gtd. Bonds	EUR	6.25	1/15/17	2,138,000	2,963,834
Chrysler Financial Auto Securitization,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000	2,893,930
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4		5.70	12/10/49	1,375,000[e]	1,481,818
Crown Americas,
Sr. Notes		6.25	2/1/21	2,510,000[b]	2,541,375
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	2,304,664	2,354,311
Denbury Resources,
Gtd. Notes		7.50	12/15/15	420,000	438,900
Dow Chemical,
Sr. Unscd. Notes		8.55	5/15/19	3,225,000	4,031,921
El Paso,
Sr. Unscd. Notes		7.00	6/15/17	2,530,000	2,739,737
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	225,000	266,773
Enterprise Products Operations,
Gtd. Notes		6.13	10/15/39	1,920,000[c]	1,927,551
EQT,
Sr. Unscd. Notes		8.13	6/1/19	505,000	594,223
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	1,766,000	1,971,488
Frontier Communications,
Sr. Unscd. Notes		8.25	4/15/17	3,000,000	3,375,000
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	7,930,000	7,869,066
Georgia-Pacific,
Gtd. Notes		7.00	1/15/15	148,000[b,c]	153,920
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	528,000[b]	564,960
GMAC Commercial Mortgage Securities,
Ser. 2002-C2, Cl. A2		5.39	10/15/38	28,534	28,734
Goldman Sachs Group,
Sr. Notes		6.00	6/15/20	5,400,000[c]	5,812,781
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	3,085,000[c]	3,516,900
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.36	11/20/56	4,041,175[b,e]	3,983,580

Iron Mountain,
Sr. Sub. Notes		8.38	8/15/21	800,000		874,000
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2006-CB14, Cl. ASB		5.51	12/12/44	1,746,495	[e]	1,849,615
JP Morgan Chase Commercial Mortgage Securities,
Ser. 2009-IWST, Cl. A2		5.63	12/5/27	4,135,000	[b]	4,472,001
JPMorgan Chase & Co.,
Sr. Unscd. Notes	EUR	6.13	4/1/14	2,400,000		3,560,749
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	320,000		369,269
Kraft Foods,
Sr. Unscd. Notes	EUR	6.25	3/20/15	2,250,000		3,415,417
Lamar Media,
Gtd. Notes		6.63	8/15/15	2,247,000		2,311,601
Lamar Media,
Gtd. Notes		7.88	4/15/18	890,000	[c]	950,075
Lear,
Gtd. Notes		8.13	3/15/20	2,330,000	[c]	2,580,475
Levi Strauss,
Sr. Unscd. Notes	EUR	7.75	5/15/18	2,440,000		3,499,411
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	295,000		289,100
Masco,
Sr. Unscd. Bonds		7.13	3/15/20	3,090,000		3,230,694
Merrill Lynch & Co.,
Sr. Unscd. Notes	EUR	4.88	5/30/14	1,950,000		2,702,044
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2		4.96	7/12/38	99,079		100,709
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	5,125,000		5,133,133
Morgan Stanley,
Sr. Unscd. Notes, Ser. G	EUR	5.50	10/2/17	1,750,000		2,444,190
NBC Universal,
Sr. Unscd. Notes		5.15	4/30/20	1,325,000	[b]	1,368,681
Newfield Exploration,
Sr. Sub. Notes		6.88	2/1/20	2,485,000	[c]	2,683,800
News America,
Gtd. Notes		6.15	3/1/37	900,000	[c]	923,037
News America,
Gtd. Notes		6.90	3/1/19	200,000	[c]	237,985
Penn National Gaming,

Sr. Sub. Notes		8.75	8/15/19	3,035,000	[c]	3,361,263
Philip Morris International,
Sr. Unscd. Notes		4.50	3/26/20	650,000		671,892
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	3,175,000		3,203,416
PNC Funding,
Bank Gtd. Notes		3.63	2/8/15	1,380,000		1,429,033
Prudential Financial,
Sr. Unscd. Notes		4.50	11/15/20	4,000,000		3,952,280
Range Resources,
Gtd. Notes		6.75	8/1/20	1,150,000		1,213,250
Range Resources,
Gtd. Notes		7.50	10/1/17	960,000	[c]	1,027,200
Reed Elsevier Capital,
Gtd. Notes		8.63	1/15/19	805,000		1,027,432
Regency Centers,
Gtd. Notes		4.80	4/15/21	2,250,000		2,187,383
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	3,050,000		3,064,385
Simon Property Group,
Sr. Unscd. Notes		4.38	3/1/21	3,675,000	[c]	3,633,568
Vornado,
Ser. 2010-VN0, Cl. A2FX		4.00	9/13/28	5,600,000	[b]	5,424,845
Vornado,
Ser. 2010-VN0, Cl. B		4.74	9/13/28	865,000	[b]	848,398
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	1,455,000	[b]	1,443,707
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C16, Cl. A2		4.38	10/15/41	42,980		43,384
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C21, Cl. A4		5.20	10/15/44	1,000,000	[e]	1,084,302
Wells Fargo & Co.,
Sr. Unscd. Notes, Ser. I		3.75	10/1/14	1,755,000		1,855,395
WM Covered Bond Program,
Covered Notes	EUR	4.00	9/27/16	510,000		701,339
Wrigley WM JR,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	[b]	2,681,367
						167,529,649
Total Bonds And Notes
(cost $728,340,275)						751,357,721

	Face Amount
	Covered by
Options Purchased--.1%	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2011 @ $3.63	21,500,000	[f]	302,154
Japanese Yen,
August 2011 @ $90	7,100,000	[f]	49,729
Japanese Yen,
March 2011 @ $85	23,300,000	[f]	60,999
Japanese Yen,
August 2011 @ $90	14,000,000	[f]	89,138
Total Options
(cost $1,329,541)			502,020
	Principal
Short-Term Investments--1.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.17% 6/9/11
(cost $7,995,200)	8,000,000	[g]	7,995,816

Other Investment--2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $21,633,000)	21,633,000	[h]	21,633,000

Investment of Cash Collateral for Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $21,242,372)	21,242,372	[h]	21,242,372

Total Investments (cost $780,540,388)	100.9%		802,730,929
Liabilities, Less Cash and Receivables	(.9%)		(7,410,027)
Net Assets	100.0%		795,320,902

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar

CLP--Chilean Peso
COP--Colombian Peso
CNY--China Renminbi
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PEN--Peruvian New Sol
PHP--Philippines Peso
PLN-- Polish Zloty
SEK--Swedish Krona
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities had a value of $93,456,132 or 11.8% of net assets.
c	Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was
$20,363,363 and the value of the collateral held by the fund was $21,242,372.
d	Credit Linked Notes.
e	Variable rate security--interest rate subject to periodic change.
f	Non-income producing security.
g	Held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $780,540,388.

Net unrealized appreciation on investments was $22,513,038 of which $28,169,963 related to appreciated investment securities and $5,656,925 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Non-US Government	53.0
Corporate-Investment Grade	24.2
Corporate-High Yield	8.7
Securitized	8.6
Cash & Equivalents	5.3
US Government	1.0

Options Purchased	.1
100.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011	(Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Short
Australian 3 Year Notes	616	(62,992,375)	March 2011	(437,491)
U.S. Treasury 2 Year Notes	45	(9,863,438)	March 2011	(11,357)
U.S. Treasury 10 Year Notes	730	(88,181,719)	March 2011	737,571
U.S. Treasury 30 Year Bonds	81	(9,770,625)	March 2011	(46,693)
Financial Futures Long
Australian 10 Year Notes	223	23,017,226	March 2011	214,019
Canadian 10 Year Bond	43	5,207,150	March 2011	(14,215)
Euro-Bond	164	27,784,660	March 2011	(417,656)
Long Gilt	11	2,067,390	March 2011	(44,072)
Japanese 10 Year Bonds	21	35,823,830	March 2011	(33,439)

Gross Unrealized Appreciation				951,590
Gross Unrealized Depreciation				(1,004,923)

STATEMENT OF OPTIONS WRITTEN
January 31, 2011	(Unaudited)

(premiums received $322,500)	21,500,000 a	(2)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a	Non-income producing security.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 2/25/2011	2,740,000	2,696,023	2,722,653	26,630
British Pound,
Expiring 2/25/2011	6,400,000	10,179,136	10,250,032	70,896
Canadian Dollar,
Expiring 2/25/2011	1,850,000	1,854,246	1,846,627	(7,619)
Euro,
Expiring 2/1/2011	638,955	869,681	874,825	5,144
Euro,
Expiring 2/25/2011	6,120,000	8,249,699	8,376,552	126,853
Euro,
Expiring 2/25/2011	500,000	679,406	684,359	4,953
Indian Rupee,
Expiring 2/25/2011	695,720,000	15,157,298	15,086,062	(71,236)
Malaysian Ringgit,
Expiring 2/25/2011	96,020,000	31,333,416	31,314,081	(19,335)
Norwegian Krone,
Expiring 2/25/2011	165,190,000	28,107,782	28,568,889	461,107
Polish Zloty,
Expiring 2/25/2011	104,895,000	36,154,483	36,465,183	310,700
Russian Ruble,
Expiring 2/25/2011	945,270,000	31,535,279	31,665,791	130,512
Singapore Dollar,
Expiring 2/25/2011	36,270,000	28,141,148	28,352,136	210,988
Swedish Krona,
Expiring 2/25/2011	115,350,000	17,310,463	17,868,334	557,871
Sales:		Proceeds ($)
Colombian Peso,
Expiring 2/14/2011	30,750,000,000	16,666,667	16,479,983	186,684
Japanese Yen,

Expiring 2/25/2011	3,761,170,000	45,288,565	45,829,706	(541,141)

Gross Unrealized Appreciation				2,092,338
Gross Unrealized Depreciation				(639,331)

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)	Buy / Sell
20,100,000	Dow Jones CDX.NA.HY.15 Index	JP Morgan	5.00	4.19	12/20/2015	825,961.27	567,686.58	258,275	Sell
25,670,000	Dow Jones CDX.NA.HY.15 Index	JP Morgan	5.00	4.19	12/20/2015	1,053,402.91	900,354.70	153,048	Sell

								411,323

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
80,445,000	USD - 6 Month Libor	Citibank	(3.68)	N/A	5/5/2020	(2,841,183.80)	0	(2,841,184)
7,400,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(2.54)	N/A	5/14/2014	(310,040.79)	0	(310,041)
1,800,000	EUR - 6 Month Libor	Goldman, Sachs & Co.	3.79	N/A	6/12/2019	142,145.24	0	142,145
3,700,000	EUR - 1 Year Libor	Goldman, Sachs & Co.	2.70	N/A	5/14/2014	126,539.77	0	126,540
1,340,000	GBP - 6 Month Libor	JP Morgan	6.30	N/A	6/18/2011	56,930.58	0	56,931
14,200,000	JPY - 6 Month Yenibor	JP Morgan	1.67	N/A	12/7/2017	9,987.98	0	9,988
33,000,000	JPY - 6 Month Yenibor	JP Morgan	1.36	N/A	1/19/2012	4,019.89	0	4,020
205,000,000	JPY - 6 Month Yenibor	JP Morgan	1.13	N/A	2/16/2019	28,692.69	0	28,693
27,000,000	JPY - 6 Month Yenibor	JP Morgan	2.08	N/A	7/28/2016	25,134.97	0	25,135
33,200,000	USD - 6 Month Libor	Citibank	(2.20)	N/A	1/31/2016	1,483,010.00	0	1,483,010

Gross Unrealized Appreciation								1,876,462
Gross Unrealized Depreciation								(3,151,225)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	7,899,187	-	7,899,187
Commercial Mortgage-Backed	-	44,440,268	-	44,440,268
Corporate Bonds+	-	281,342,065	-	281,342,065
Foreign Government	-	416,273,821	-	416,273,821
Mutual Funds	42,875,372	-	-	42,875,372
Residential Mortgage-Backed	-	1,402,380	-	1,402,380
U.S. Treasury	-	7,995,816	-	7,995,816
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,092,338	-	2,092,338
Futures++	951,590	-	-	951,590
Options Purchased	302,154	199,866	-	502,020
Swaps++	-	2,287,785	-	2,287,785
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(639,331)	-	(639,331)
Futures++	(1,004,923)	-	-	(1,004,923)
Swaps++	-	(3,151,225)	-	(3,151,225)
Options Written	-	(2)	-	(2)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)